Summary of Significant Accounting Policies - Software Costs (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Software development costs	$ 206,529	$ 362,346